Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ 62,135	$ 41,596	$ (111,804)
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	101,063	100,217	100,217
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ 0.61	$ 0.42	$ (1.12)
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ 0.61	$ 0.42	$ (1.12)